SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of awards
Outstanding at beginning of year	5,305,732
Granted	607,478
Exercised	(17,915)
Forfeited or expired	(644,249)
Outstanding at end of the period	5,251,046	5,305,732
Options exercisable at end of the period	2,725,843
Vested and expected to vest	3,933,732
Weighted average exercise price
Outstanding at beginning of year	$ 2.95
Granted	1.93
Exercised	1.7
Forfeited or expired	3.06
Outstanding at end of the period	2.82	$ 2.95
Options exercisable at end of the period	2.94
Vested and expected to vest	$ 2.87
Weighted average remaining contractual term (in years)
Outstanding at end of the period	3 years 6 months 29 days	3 years 9 months 29 days
Options exercisable at end of the period	2 years 6 months 7 days
Vested and expected to vest	3 years 2 months 8 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 19
Outstanding at end of the period	153	$ 19
Options exercisable at end of the period	17
Vested and expected to vest	$ 76